CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions		3 Months Ended												12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	[1]	Sep. 30, 2015	[1]	Jun. 30, 2015	[1]	Mar. 31, 2015	[1]	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)		$ (182)	$ (249)	$ (803)	$ (10)	$ (134)		$ (24)		$ 386		$ (181)		$ (1,244)	$ 47	$ (267)
Actuarial gain (loss) and plan amendments (net of tax expense of $3, zero, and zero, respectively)														3	4	(36)
Amounts reclassified from accumulated other comprehensive income:
Settlement cost (net of tax of zero)														6	0	0
Amortization of unrecognized prior service credit and actuarial gain (net of tax of zero, zero, and zero, respectively)	[2]													(5)	(4)	(5)
Other comprehensive income (loss), net of tax														4	0	(41)
Comprehensive income (loss)														(1,240)	47	(308)
Less: Comprehensive income (loss) attributable to noncontrolling interest														(2)	(2)	3
Total comprehensive income (loss) attributable to Dynegy Inc.														$ (1,238)	$ 49	$ (311)

[1]	The unaudited quarterly information for the quarters ended June 30, 2015, September 30, 2015 and December 31, 2015 reflects the impact of the Acquisitions. Please read Note 3—Acquisitions for further discussion.
[2]	Amounts are associated with our defined benefit pension and other post-employment benefit plans and are included in the computation of net periodic pension cost. Please read Note 19—Employee Compensation, Savings, Pension and Other Post-Employment Benefit Plans for further discussion.